1933 Act/Rule 497(j)


                                          February 28, 1997

VIA EDGAR

Securities Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix Multi-Sector Fixed Income Fund, Inc.
         Registration No. 33-31243

To the Commission Staff:

     In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on February 24, 1997.

                                  Very truly yours,
                                  /s/ Richard J. Wirth
                                  Richard J. Wirth, Counsel
                                  Phoenix Home Life Mutual Insurance Company